Other assets - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 28, 2020	Dec. 31, 2022	May 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2021
Finite-Lived Intangible Assets, Net [Abstract]
Cost		$ 182,500		$ 182,500	$ 173,800
Accumulated Amortization		(106,800)		(106,800)	(83,700)
Net book value		75,700		75,700	90,100
Amortization related to intangible asset				23,200,000,000	20,910,000,000	$ 21,396
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2023		18,100		18,100
2024		13,800		13,800
2025		9,300		9,300
2026		4,300		4,300
2027		2,700		2,700
Thereafter		27,500		27,500
Net book value		75,700		75,700	90,100
Changes In Deferred Cost [Roll Forward]
Beginning balance				79,400	63,800
Costs incurred					42,400	40,000
Vessel sales					(11,300)
Amortization expensed					(23,600)	(24,400)
Ending balance		86,900		86,900	79,400	63,800
Change In Contingent Consideration Asset [Roll Forward]
Beginning balance				55,300	90,900
Change in fair value				900	(5,100)
Compensation received				(12,500)	(30,500)
Ending balance		43,700		43,700	55,300	$ 90,900
Current portion included in prepaid expenses and other				(4,200)
Contingent consideration asset, noncurrent		39,500		39,500	49,200
APR Energy
Changes In Deferred Cost [Roll Forward]
Maximum amount of cash flows subject to compensation	$ 110,000
Maximum amount of losses subject to compensation							$ 64,000
Change In Contingent Consideration Asset [Roll Forward]
Shares forfeited (in shares)						577,139
APR Energy | Fairfax Financial Holdings Limited
Change In Contingent Consideration Asset [Roll Forward]
Proceeds from shares cancelled		21,247		31,602
Business Combination, Indemnification Assets, Shares Cancelled			2,576,014
Customer contracts
Finite-Lived Intangible Assets, Net [Abstract]
Cost		129,900		129,900	129,900
Accumulated Amortization		(92,300)		(92,300)	(76,200)
Net book value		37,600		37,600	53,700
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net book value		37,600		37,600	53,700
Trademark
Finite-Lived Intangible Assets, Net [Abstract]
Cost		27,400		27,400	27,400
Accumulated Amortization		(3,900)		(3,900)	(2,500)
Net book value		23,500		23,500	24,900
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net book value		23,500		23,500	24,900
Trademark | APR Energy
Finite-Lived Intangible Assets, Net [Abstract]
Cost	$ 27,400
Estimated useful life of trademark	20 years
Other
Finite-Lived Intangible Assets, Net [Abstract]
Cost		25,200		25,200	16,500
Accumulated Amortization		(10,600)		(10,600)	(5,000)
Net book value		14,600		14,600	11,500
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net book value		$ 14,600		$ 14,600	$ 11,500
Acquired customer contracts
Finite-Lived Intangible Assets, Net [Abstract]
Weighted average remaining useful lives				3 years 4 months 24 days	3 years 10 months 24 days	4 years 7 months 6 days